Segment Reporting - Summary of Share-based Compensation Expense (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	₸ (15,476)	₸ (16,963)	₸ (20,859)
Operating Segments | Payments
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	(6,087)	(6,436)	(7,200)
Operating Segments | Marketplace
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	(3,435)	(2,432)	(2,335)
Operating Segments | Fintech
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	₸ (5,954)	₸ (8,095)	₸ (11,324)